Segment Reporting (Tables)	12 Months Ended
Mar. 31, 2019
Segment Reporting [Abstract]
Summary of Operating Segments Results

The table below provides a summary of the Group’s operating segments results for the year ended March 31, 2017.

For the Year Ended March 31, 2017
Revenues
Cross-border business	1,437
Domestic business	1,108,440

Total consolidated revenues	1,109,877

Operating loss
Cross-border business	(65,575)
Domestic business	(452,637)

Total segment operating loss	(518,212)

Unallocated expenses(*)	(553,129)
Total consolidated operating loss	(1,071,341)

Total other income	24,514
Loss before income tax and share of results of equity investee	(1,046,827)

(*)	Unallocated items include amortization expenses of intangible assets from acquired business, impairment of goodwill and intangible assets and share based compensation expenses.